Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2022 segment
Segment Reporting Information [Line Items]
Number of reportable segments	3
Net Assets, Geographic Area | Geographic Concentration Risk | United States
Segment Reporting Information [Line Items]
Long-lived assets	99.00%